Commitments and Contingencies - Purchase Obligations and Non-Cancellable Operating Leases (Details) $ in Millions	Dec. 31, 2019 USD ($)
Purchase Obligations
2020	$ 86.3
2021	3.3
2022	0.2
2023	0.2
2024	0.2
Thereafter	0.0
Total obligations	$ 90.2